Inventories (Components of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Inventory [Line Items]
Finished goods	¥ 1,552,823	¥ 1,323,477
Raw materials	413,049	367,079
Work in process	309,387	265,570
Supplies and other	113,358	105,385
Total	¥ 2,388,617	¥ 2,061,511